Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended		120 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.24%	[1]	2.34%
Bloomberg California 1-15 Year Municipal Intermediate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	1.10%	2.09%	[1]
A
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	0.12%			1.62%
C
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	(0.09%)			1.11%
Z
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	1.10%			2.23%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.03%	1.06%			2.21%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	1.40%			2.38%
R6
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	1.11%	2.23%
Performance Inception Date	Oct. 26, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.